LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
LOSS PER SHARE
Schedule of loss per share

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Loss attributable to holders of ordinary shares (RMB’000):	(70,769)	(111,508)
Weighted average number of ordinary shares outstanding used in computing basic and diluted earnings per share*	4,357,598	2,731,374
Loss per share - basic (RMB)	(16.24)	(40.82)
Loss per share - diluted (RMB)	(16.24)	(40.82)
*

1) The weighted average number of ordinary shares effected the 3:1 reverse stock split effective on September 3, 2020 2) Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended June 30, 2021 and 2020, 1,353,157 shares and 635,261 shares, respectively, on a weighted average basis of potential common stock related to outstanding stock warrants were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss.